Interest expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 10,049	$ 5,646
Interest on lease contract	487	471
Other bank fees and financial charges	501	371
Total financial expenses	11,037	6,488
Interest on loans	10,049	5,646
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans	7,510	5,646
Interest on loans	7,510	$ 5,646
Development services agreements
Disclosure of detailed information about borrowings [line items]
Interest on loans	2,539
Interest on loans	$ 2,539